Selling, general and administrative expenses	12 Months Ended
Jun. 30, 2021
Selling, general and administrative expenses
Selling, general and administrative expenses

9.    Selling, general and administrative expenses

Selling, general and administrative expenses include all personnel costs for Mytheresa Group, IT expenses, costs associated with the distribution center, and other overhead costs.

Selling, general and administrative expenses consist of the following:

	Year ended June 30,
(in € thousands)	2019	2020	2021
Personnel-related expenses	(41,601)	(50,910)	(133,710)
Rental and other facility-related expenses	(1,786)	(932)	(2,197)
IT expenses	(2,733)	(4,567)	(6,636)
IPO preparation and transaction costs	—	(5,206)	(6,984)
Other	(5,918)	(4,812)	(7,624)
	(52,038)	(66,427)	(157,151)

Mytheresa Group includes expenses related to share-based compensation for certain management personnel of the Company within personnel-related expenses (Refer to Note 27). The increase is mainly driven by IPO related share-based compensation expenses in the fiscal year ended June 30, 2021. The Mytheresa Group recognized IPO related share-based compensation expenses for the fiscal year ended June 30, 2021 of €71.9 million and ordinary share-based compensation expenses for the fiscal year June 30, 2020 of €0.1 million, respectively.

The increase in personnel expenses is also attributable to the increase in the number of employees during the same comparative period. One of the main drivers of the increase in employees and personnel-related expenses is the addition of new fulfillment personnel.